Report of Directors Corporate Governance - Single figure of remuneration (Details) - GBP (£)	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Feb. 24, 2019	Nov. 30, 2018	Feb. 28, 2017
Disclosure of transactions between related parties [line items]
Deferred prosecution agreement term		5 years
Share price (in gbp per share)	£ 5.919	£ 5.919		£ 6.235	£ 6.643	£ 6.503
Average daily closing share price (gbp per share)	£ 5.896
Performance assessment outcome, percentage		27.50%
Noel Quinn
Disclosure of transactions between related parties [line items]
Base salary		£ 503,000	£ 0
Fixed pay allowance		695,000	0
Cash in lieu of pension		50,000	0
Taxable benefits		41,000	0
Non-taxable benefits		23,000	0
Total fixed		1,312,000	0
Annual incentive		665,000	0
AML DPA award		0	0
LTI		0	0
Replacement award		0	0
Notional returns		0	0
Total variable		665,000	0
Total fixed and variable		£ 1,977,000	0
Percentage of annual incentive award deferred in shares		60.00%
John Flint
Disclosure of transactions between related parties [line items]
Base salary		£ 730,000	1,028,000
Fixed pay allowance		1,005,000	1,459,000
Cash in lieu of pension		134,000	308,000
Taxable benefits		91,000	40,000
Non-taxable benefits		31,000	28,000
Total fixed		1,991,000	2,863,000
Annual incentive		891,000	1,665,000
AML DPA award		0	0
LTI		0	0
Replacement award		0	0
Notional returns		40,000	54,000
Total variable		931,000	1,719,000
Total fixed and variable		£ 2,922,000	4,582,000
Percentage of annual incentive award deferred in shares		60.00%
Shares vesting retention period		1 year
Ewen Stevenson
Disclosure of transactions between related parties [line items]
Base salary		£ 719,000	0
Fixed pay allowance		950,000	0
Cash in lieu of pension		107,000	0
Taxable benefits		16,000	0
Non-taxable benefits		28,000	0
Total fixed		1,820,000	0
Annual incentive		1,082,000	0
AML DPA award		0	0
LTI		0	0
Replacement award		1,974,000	0
Notional returns		0	0
Total variable		3,056,000	0
Total fixed and variable		4,876,000	0
Marc Moses
Disclosure of transactions between related parties [line items]
Base salary		719,000	700,000
Fixed pay allowance		950,000	950,000
Cash in lieu of pension		107,000	210,000
Taxable benefits		40,000	13,000
Non-taxable benefits		33,000	38,000
Total fixed		1,849,000	1,911,000
Annual incentive		926,000	1,324,000
AML DPA award		0	695,000
LTI		1,709,000	0
Replacement award		0	0
Notional returns		17,000	33,000
Total variable		2,652,000	2,052,000
Total fixed and variable		£ 4,501,000	£ 3,963,000
Percentage of annual incentive award deferred in shares		60.00%
Shares vesting retention period		1 year
Dividend equivalents		£ 237,030
Dividend equivalents (in shares)		40,202
2015 LTI Award | Ewen Stevenson
Disclosure of transactions between related parties [line items]
LTI		£ 1,121,308
2016 LTI Award | Ewen Stevenson
Disclosure of transactions between related parties [line items]
LTI		£ 852,652
Tranche 1 | John Flint
Disclosure of transactions between related parties [line items]
Vesting percentage		20.00%
Tranche 1 | Marc Moses
Disclosure of transactions between related parties [line items]
Vesting percentage		20.00%
Tranche 2 | John Flint
Disclosure of transactions between related parties [line items]
Vesting percentage		20.00%
Tranche 2 | Marc Moses
Disclosure of transactions between related parties [line items]
Vesting percentage		20.00%
Tranche 3 | John Flint
Disclosure of transactions between related parties [line items]
Vesting percentage		20.00%
Tranche 3 | Marc Moses
Disclosure of transactions between related parties [line items]
Vesting percentage		20.00%
Tranche 4 | John Flint
Disclosure of transactions between related parties [line items]
Vesting percentage		20.00%
Tranche 4 | Marc Moses
Disclosure of transactions between related parties [line items]
Vesting percentage		20.00%
Tranche 5 | John Flint
Disclosure of transactions between related parties [line items]
Vesting percentage		20.00%
Tranche 5 | Marc Moses
Disclosure of transactions between related parties [line items]
Vesting percentage		20.00%